UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

               Report for the Quarter Ended June 30, 2000.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Blavin & Company, Inc.
Address:       8800 N. Gainey Center Dr., Suite 260, Scottsdale, AZ  85258

13F File Number:    028-05299

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Spalter
Title:         Vice President
Phone:         401-453-3510
Signature, Place, and Date of Signing:

  /S/ Michael Spalter           Providence, Rhode Island   August 14, 2000
  ---------------------         ------------------------   ----------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           19

Form 13F Information Table Value Total:           $175,540

     Confidential information has been omitted from this public Form 13F and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                              FORM 13F INFORMATION TABLE

                                                                           TITLE
VOTING AUTHORITY
                            OF                  VALUE     SHARES/    SH/    PUT/
INVSTMT    OTHER    --------------------------
NAME OF ISSUER             CLASS     CUSIP    (X$1,000)   PRN AMT    PRN    CALL
DSCRETN   MANAGERS     SOLE     SHARED   NONE
--------------            -------  ---------  ---------   ---------  ---    ----
-------- ---------  ---------- ------- -------
3COM   CORP                  COM       885535104      47,350      821,700     SH
SOLE                 821,700
CIRCLE  INTL  GROUP  INC      COM       172574105       2,430       96,700    SH
SOLE                  96,700
CLAYTON  HOMES  INC          COM       184190106         378       47,300     SH
SOLE                  47,300
CRONOS  GROUP  N  V           ORD       L20708100       5,194    1,065,500    SH
SOLE               1,065,500
DUN  &  BRADSTREET  CORP      COM       26483B106      19,505      681,400    SH
SOLE                 681,400
FIDELITY  NATL  FINL  INC     COM       316326107      11,903      650,000    SH
SOLE                 650,000
GENTIVA  HEALTH  SERVICES    COM       37247A102       1,788      220,000     SH
SOLE                 220,000
  INC
HEARTLAND  PARTNERS  L  P     UT  LTD   422357103       1,128       53,100   PRN
SOLE                  53,100
                          PARTNER
HIGHLANDS  INS  GROUP  INC    COM       431032101       7,755      827,161    SH
SOLE                 827,161
INNKEEPERS  USA  TR          COM       4576J0104       9,709    1,062,200     SH
SOLE               1,062,200
INNKEEPERS  USA  TR          PFD  A     4576J0802       1,386       84,000    SH
SOLE                  84,000
LASALLE  RE  HLDGS  LTD       ORD       G5383Q101       6,750      475,800    SH
SOLE                 475,800
MATTEL   INC                 COM       577081102      10,702      811,500     SH
SOLE                 811,500
MAXXAM   INC                 COM       577913106       4,655      262,250     SH
SOLE                 262,250
PALM INC                  PUT      696642957      8,654       4,525   SH     PUT
SOLE                   4,525
SLM  HLDG  CORP              COM       78442A109      18,719      500,000     SH
SOLE                 500,000
THERMOLASE  CORP            COM       883624207          78         4,300     SH
SOLE                   4,300
TORCHMARK   CORP             COM       891027104      17,444      706,600     SH
SOLE                 706,600
WMS  INDS  INC               COM       929297109          12          797     SH
SOLE                     797

